Guarantees - Additional Information (Detail) - 12 months ended Dec. 31, 2017 CAD in Millions, $ in Millions	USD ($)	CAD
Disclosure Of Guarantees [Line Items]
Maximum potential amount of future (undiscounted) payments under significant guarantees | $	$ 534
Guarantees outstanding | $	0
Previously established trust fund | CAD		CAD 3
Increase future established trust fund | CAD		25
Decommissioning and reclamation fund | CAD		CAD 15
Letters of credit outstanding | $	$ 43
Nutrien Ltd. [member] | Canpotex [member]
Disclosure Of Guarantees [Line Items]
Percentage allocation	63.82%